Accounts Payable and Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 6 — ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table summarizes accounts payable and accrued liabilities, as of:

	March 31, 2025	December 31, 2024
Accounts payable	$6,856,000	$5,514,000
Accrued liabilities	2,978,000	3,531,000
Total	$9,834,000	$9,045,000

NOTE 6 — ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table summarizes accounts payable and accrued liabilities, as of December 31,

	2024	2023
Accounts payable	$5,514,000	$2,234,000
Accrued liabilities	3,531,000	1,415,000
Total	$9,045,000	$3,649,000